Post-employment benefits - Other Comprehensive Income (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial loss/(gain) on defined benefit obligation arising during the period		€ 71	€ (837)	€ (66)
Return on plan assets less/(greater) than discount rate		37	882	(235)
Net charge to other comprehensive income	€ 26	108	45	(301)
GB
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial loss/(gain) on defined benefit obligation arising during the period		39	(712)	(60)
Return on plan assets less/(greater) than discount rate		65	808	(177)
Net charge to other comprehensive income		104	96	(237)
Rest of world
Post-employment benefits - Other Comprehensive Income [Line Items]
Actuarial loss/(gain) on defined benefit obligation arising during the period		32	(125)	(6)
Return on plan assets less/(greater) than discount rate		(28)	74	(58)
Net charge to other comprehensive income		€ 4	€ (51)	€ (64)